TAX ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31
	2021	2020
	Thousands U.S. $
Operating loss carryforward	361	64

Net deferred tax asset before valuation allowance	85	15
Valuation allowance	(85)	(15)
Net deferred tax asset	-	-